Trade Receivables (Tables)	12 Months Ended
Mar. 31, 2023
Trade receivables.
Schedule of trade receivables

	At March 31,
	2023	2022	2021
	€M	€M	€M
Trade receivables	59.7	43.5	18.6
	59.7	43.5	18.6